RELATED PARTY TRANSACTIONS	9 Months Ended
May 31, 2020
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS [Text Block]
9.          RELATED PARTY TRANSACTIONS

All amounts receivable and amounts payable owing to or from related parties are non-interest bearing with no specific terms of repayment.  Transactions with related parties are in the normal course of business and are recorded at consideration established and agreed to by the parties.  Transactions with related parties are as follows:

(a) During the nine-month period ended May 31, 2020 $353 ($155 - May 31, 2019) was paid or accrued to independent directors for directors' fees and services.

(b) During the nine-month period ended May 31, 2020, the Company accrued payments of $40 ($41 - May 31, 2019) from West Vault Mining Inc. (formerly West Kirkland Mining Inc.), a company with two directors in common, for accounting and administrative services.

(c) In fiscal 2018, the Company closed a private placement with Deepkloof whereby HCI acquired a right to nominate one person to the board of directors of the Company and a right to participate in future equity financings of the Company to maintain its pro-rata interest.  HCI exercised its right to nominate one person to the board of directors.  On February 4, 2019 Deepkloof subscribed in a private placement for 2,141,942 common shares and on August 21, 2019 Deepkloof subscribed in a private placement for a further 6,940,000 common shares as component of concurrent transactions completed by the Company.  In the Company's December 2019 private placement financing Deepkloof purchased 612,931 shares.  In the private placement financing completed on June 17, 2020, subsequent to the end of the period, Deepkloof purchased a further 500,000 shares in the Company, bringing their total ownership interest to approximately 31.59%